CERT/AMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03056152

1-31668

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1255
F 212 306 1448

April 16, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

APR 16 2003

PROCESSED
APR 16 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 16, 2003, The American Stock Exchange (the "Exchange") received from Integrated Health Technologies, Inc., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.002 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl